Derivative Instruments - Summary of Cumulative Hedging Adjustments and the Carrying Amount of Assets (Liabilities) Designated in Fair Value Hedges (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value Hedges [Member] | Long-term Debt Securities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cumulative hedging adjustment related to discontinued hedging relationships	$ (7)	$ (27)